Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	(in thousands)
	2021	2020	2019
Current	$1,114	$3,711	$1,086
Deferred	1,380	(789)	529
Total provision for income taxes	$2,494	$2,922	$1,615

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	(in thousands)
	2021	2020	2019
Expected tax using statutory tax rate	$3,376	$3,502	$2,578
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans	(619)	(472)	(386)
Tax-exempt income on life insurance contracts	(85)	(77)	(82)
Deductible dividends paid to United Bancshares, Inc. ESOP	(53)	(44)	(42)
Tax Credits	(125)	-	-
Tax-exempt settlement	-	-	(416)
Other, net	-	13	(37)
Total provision for income taxes	$2,494	$2,922	$1,615

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	(in thousands)
	2021	2020
Deferred tax assets:
Allowance for loan losses	$2,175	$2,099
Deferred compensation	337	330
Alternative minimum tax credits	-	-
Nonaccrual loan interest	107	162
Deferred loan fees	211	437
Accrued vacation expense	-	101
Accrued profit sharing	-	181
Loans fair value adjustments	210	306
Unrealized loss on securities available-for sale	-	-
Other	149	198
Net operating loss carryforwards	420	853
Total deferred tax assets	3,609	4,667
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	483	526
Unrealized gain on securities available for sale	1,062	1,956
Capitalized mortgage servicing rights	393	238
Fixed asset depreciation	830	673
Acquisition intangibles	1,886	1,897
Trust preferred fair value adjustment	67	72
Other	195	125
Total deferred tax liabilities	4,916	5,487
Net deferred tax assets (liabilities)	$(1,307)	$(820)